Net operating costs (excluding items disclosed separately) (Tables)	12 Months Ended
Dec. 31, 2023
Net Operating Costs Excluding Items Shown Separately [Abstract]
Summary of net operating costs (excluding items shown separately)

	Note	2023 US$m	2022 US$m	2021 US$m
Raw materials, consumables, repairs and maintenance		12,019	12,477	9,957
Amortisation of intangible assets	12	124	159	178
Depreciation of property, plant and equipment	13	5,210	4,851	4,519
Employment costs	26	6,636	6,002	5,513
Shipping and other freight costs		2,781	3,146	3,275
Decrease in finished goods and work in progress(a)		1,152	803	29
Royalties		3,135	2,994	3,878
Amounts charged by equity accounted units(b)		1,163	1,429	1,160
Net foreign exchange (gains)/losses		(47)	(42)	14
Gain on sale of the Cortez Royalty(c)		—	(432)	—
Gains recognised by Kitimat relating to LNG Canada’s project(d)		—	(116)	(336)
Provisions (including exchange differences on provisions)		1,491	1,006	1,906
Research and development		245	76	65
Other external costs(e)		5,295	4,161	4,071
Costs included above capitalised or shown on a separate line item(f)		(1,331)	(722)	(646)
Other operating income(g)		(821)	(1,022)	(893)
Net operating costs (excluding items disclosed separately)(h)		37,052	34,770	32,690
(a)Includes purchases of third-party material to satisfy sales contracts.
(b)Amounts charged by equity accounted units relate to toll processing fees and also include purchases from equity accounted units of bauxite, aluminium and copper concentrate which are then processed by the product group or sold to third parties.
(c)On 2 August 2022, we completed the sale for US$525 million of a gold royalty which was retained following the disposal of the Cortez mine in 2008.
(d)During the first half of 2022, LNG Canada elected to terminate their option to purchase additional land and facilities for expansion of their operations at Kitimat, Canada. On 3 December 2021 we recognised a new wharf at Kitimat, Canada within Property, plant and equipment that was built and paid for by LNG Canada.
(e)In 2023, other external costs include US$269 million (2022: US$465 million, 2021: US$502 million) of short-term lease costs and US$40 million (2022: US$50 million, 2021 US$34 million) of variable lease costs recognised in the income statement in accordance with IFRS 16 “Leases”. Refer to note 21.
(f)In 2023, US$1,007 million (2022: US$485 million; 2021: US$445 million) of operating costs were capitalised, US$247 million (2022: US$190 million; 2021: US$154 million) of costs were shown separately within “Exploration and evaluation costs” in the Group income statement, and US$77 million (2022: $47 million; 2021: US$47 million) of costs were shown within operating costs as
“Research and development”.
(g)Other operating income includes sundry revenue incidental to the main revenue-generating activities of the operations.
(h)Operating decarbonisation spend of US$234 million (2022: US$138 million) is allocated as US$182 million (2022: US$88 million)  within ”Net operating costs (excluding items disclosed separately)”, with the remainder included in our share of profit or loss of equity accounted units.